Fair Value Measurements - Summary of Gross Holding Losses and Fair Value of Held-to-Maturity Securities (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
US Treasury Securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		$ 414,228,281
Gross Holding Losses		4,345
Fair Value		414,232,626
US Treasury Securities | Fair Value, Inputs, Level 1 [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		414,228,281
Gross Holding Losses		4,345
Fair Value		$ 414,232,626
Money Market Funds | Fair Value, Inputs, Level 1 [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	$ 414,275,432